RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended			12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intercompany receivables (less than $1 million)			$ 1		$ 1	$ 1	$ 1
Intercompany payables (less than $1 million)			1		0	1	0
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party			2	$ 2		8	1
Related Party Transaction, Other Revenues from Transactions with Related Party (less than $1 million)			1	1		1	1
Payments of Dividends			$ 50	$ 33	$ 33	$ 300	$ 33	$ 0
Subsequent Event
Payments of Dividends	$ 50	$ 50